Taxation - Schedule of Deferred Taxes (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Current Portion [Member] USD ($)	Dec. 31, 2013 Current Portion [Member] CNY	Dec. 31, 2012 Current Portion [Member] CNY	Dec. 31, 2013 Non Current Portion [Member] USD ($)	Dec. 31, 2013 Non Current Portion [Member] CNY	Dec. 31, 2012 Non Current Portion [Member] CNY	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Income Tax Contingency [Line Items]
Deferred tax assets offset against deferred tax liabilities					$ 671	4,064	2,484	$ 5,806	35,145	30,349
Net operating losses	$ 29,855	180,730	206,553	(161,306)									$ (4,338)	(26,259)	(22,175)	(32,859)
Net operating loss carry forwards expiration year											2017	2018